Quarterly Information (Unaudited)	12 Months Ended
Dec. 28, 2013
Quarterly Financial Data [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)
The summarized quarterly financial data presented below reflect all adjustments, which in the opinion of management, are of a normal and recurring nature necessary to present fairly the results of operations for the periods presented. (Rounding affects some totals. In millions, except per-share amounts.)

	52 Weeks	Last 16 Weeks (2)	Third 12 Weeks	Second 12 Weeks	First 12 Weeks
2013
Sales and other revenue	$35,064.9	$10,814.7	$8,099.2	$8,149.8	$8,001.2
Gross profit	9,231.5	2,865.7	2,094.7	2,145.8	2,125.3
Operating profit	551.5	209.9	87.9	139.4	114.2
Income before income taxes	251.6	73.6	29.8	92.0	56.2
Income from continuing operations, net of tax	217.1	71.6	23.4	62.5	59.6
Income (loss) from discontinued operations, net of tax (1)	3,305.1	3,256.5	43.0	(53.7)	59.2
Net income attributable to Safeway Inc.	3,507.5	3,314.3	65.8	8.4	118.9
Basic earnings per common share:
Continuing operations	$0.90	$0.29	$0.10	$0.26	$0.25
Discontinued operations (1)	13.63	13.36	0.17	(0.23)	0.25
Total	14.53	13.65	0.27	0.03	0.50
Diluted earnings per common share:
Continuing operations	$0.89	$0.29	$0.10	$0.26	$0.25
Discontinued operations (1)	13.49	13.17	0.17	(0.23)	0.24
Total (1)	14.38	13.46	0.27	0.03	0.49

	52 Weeks	Last 16 Weeks (3)	Third 12 Weeks	Second 12 Weeks	First 12 Weeks
2012
Sales and other revenue	$35,161.5	$10,793.5	$8,041.3	$8,309.6	$8,017.2
Gross profit	9,229.1	2,834.6	2,107.6	2,154.5	2,132.3
Operating profit	635.4	264.9	119.2	136.0	115.3
Income before income taxes	362.2	186.7	58.9	66.8	49.9
Income from continuing operations, net of tax	249.2	133.5	39.0	44.0	32.6
Income from discontinued operations, net of tax (1)	348.9	111.8	117.9	78.8	40.4
Net Income attributable to Safeway Inc.	596.5	244.0	156.9	122.7	72.9
Basic earnings per common share:
Continuing operations	$1.01	$0.56	$0.16	$0.18	$0.12
Discontinued operations (1)	1.40	0.46	0.5	0.33	0.15
Total	2.41	1.02	0.66	0.51	0.27
Diluted earnings per common share:
Continuing operations	$1.00	$0.56	$0.16	$0.18	$0.12
Discontinued operations (1)	1.40	0.46	0.5	0.33	0.15
Total	2.40	1.02	0.66	0.51	0.27

(1)	See Note B, Discontinued Operations.

(2)	In the fourth quarter of 2013, the Company recorded a loss on foreign currency translation of $57.4 million and an impairment of notes receivable of $30.0 million.

(3)	In the fourth quarter of 2012, Safeway results included a pre-tax gain from legal settlements of $46.5 million.